Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2Q20	1Q20	2Q19		6M20	6M19
Deferred compensation expense (CHF million)
Share awards	144	155	148	[1]	299	298	[1]
Performance share awards	120	113	122		233	230
Contingent Capital Awards	100	(14)	83		86	160
Deferred cash awards	138	10	96	[1]	148	186	[1]
Retention awards	10	9	3	[1]	19	8	[1]
Total deferred compensation expense	512	273	452		785	882
1 Prior period has been reclassified to conform to the current presentation.

Additional information
Estimated unrecognized deferred compensation
end of	2Q20
Estimated unrecognized compensation expense (CHF million)
Share awards	756
Performance share awards	443
Contingent Capital Awards	289
Deferred cash awards	398
Retention Awards	45
Total	1,931

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

Share-based award activities
Share-based award activity
	2Q20		6M20
Number of awards (in millions)	Share awards	Performance share awards	Share awards	Performance share awards
Share-based award activities
Balance at beginning of period	166.3	122.1	110.5	72.4
Granted	6.7	0.0	68.2	50.9
Settled	(40.4)	(25.6)	(45.2)	(26.8)
Forfeited	(1.0)	(0.5)	(1.9)	(0.5)
Balance at end of period	131.6	96.0	131.6	96.0
of which vested	10.4	8.7	10.4	8.7
of which unvested	121.2	87.3	121.2	87.3

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	6M20	6M19
Deferred compensation expense (CHF million)
Share awards	289	291	[1]
Performance share awards	220	223
Contingent Capital Awards	83	156
Deferred cash awards	143	168	[1]
Retention awards	19	8	[1]
Total deferred compensation expense	754	846
1 Prior period has been reclassifed to conform to the current presentation.

Additional information
Estimated unrecognized deferred compensation
end of	6M20
Estimated unrecognized compensation expense (CHF million)
Share awards	734
Performance share awards	424
Contingent Capital Awards	277
Deferred cash awards	377
Retention awards	45
Total	1,857

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

Share-based award activities
Share-based award activity
	6M20
Number of awards (in millions)	Share awards	Performance share awards
Share-based award activities
Balance at beginning of period	101.9	69.7
Granted	63.2	48.9
Settled	(42.7)	(26.1)
Forfeited	(2.0)	(0.5)
Balance at end of period	120.4	92.0
of which vested	9.1	7.9
of which unvested	111.3	84.1